Basis of Preparation	12 Months Ended
Dec. 31, 2018
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Basis of Preparation

Note 2. Basis of Preparation

2.1 Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s consolidated financial statements and notes were authorized for issuance by the Company’s Chief Executive Officer Eduardo Padilla Silva and the Chief Corporate Financial Officer Gerardo Estrada Attolini on February 21, 2019. These consolidated financial statements and notes were then approved by the Company’s Board of Directors on February 27, 2019 and by the Annual Shareholders meeting on March 22, 2019. The accompanying consolidated financial statements were approved for issuance in the Company’s annual report on Form 20-F by the Company’s Chief Executive Officer and Chief Corporate Financial Officer on April 24, 2019 and subsequent events have been considered through that date (see Note 29).

2.2 Basis of measurement and presentation

The consolidated financial statements have been prepared on historical cost basis, except for the following:

•	Derivative financial instruments.

•	Long-term notes payable on which fair value hedge accounting is applied.

•	Trust assets of post-employment and other long-term employee benefit plans.

The carrying values of assets and liabilities designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationship.

The financial statements of subsidiaries whose functional currency is the currency of a hyperinflationary economy are restated in terms of the measuring unit at the end of the reporting period.

2.2.1 Presentation of consolidated income statement

The Company’s consolidated income statement classifies its related costs and expenses by function accordingly within the industry practices in which the Company operates.

2.2.2 Presentation of consolidated statements of cash flows

The Company’s consolidated statement of cash flows is presented using the indirect method.

2.2.3 Convenience translation to U.S. dollars ($)

The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position, as of December 31, 2018 the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2018 were converted into U.S. dollars at closing exchange rate of 19.6350 Mexican pesos per U.S. dollar as published by the Federal Reserve Bank of New York as of December 31, 2018. This arithmetic conversion should not be construed as representation that amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate.

As explained in Note 2.1 above, as of April 19, 2019 (the issuance date of these consolidated financial statements) the exchange rate was Ps. 18.7705 per U.S. dollar, a revaluation of 4% since December 31, 2018.

2.3 Critical accounting judgments and estimates

For the application of the Company’s accounting policies, as described in Note 3, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and assumptions are based on historical experience and other factors that are considered to be relevant. Real results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if it affects only such period or in the current or subsequent periods of the revision if this affects both.

Judgements

In the process of applying the Company’s accounting policies, management has made the following judgements most significant effects are included on consolidated financial statements.

2.3.1 Key sources of estimation uncertainty

The following are the assumptions and other sources of estimation uncertainty as of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities in the subsequent financial period. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes would be included in the assumptions when they occur.

2.3.1.1 Impairment of indefinite lived intangible assets, goodwill and depreciable long-lived assets

Intangible assets with indefinite lives including goodwill are subject to impairment tests annually or whenever indicators of impairment are present. An impairment exists when the carrying value of an asset or cash generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculation is based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. In order to determine whether such assets are impaired, the Company calculates an estimation of the value in use of the CGU to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU as its value in use in the period the related impairment is determined.

The Company assesses at each reporting date whether there is an indication that a long-lived asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are expected to be generated from the use of the asset or CGU discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available.

If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries or other available fair value indicators.

The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.19 and 12.

2.3.1.2 Useful lives of property, plant and equipment and intangible assets with definite useful lives

Property, plant and equipment, including returnable bottles which are expected to provide benefits over a period of more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets, see Notes 3.15, 3.17, 11 and 12.

2.3.1.3 Post-employment and other non-current employee benefits

The Company regularly evaluates the reasonableness of the assumptions used in its post-employment and other long-term employee benefit computations. Information about such assumptions is described in Note 16.

2.3.1.4 Income taxes

Deferred income tax assets and liabilities are determined based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities. The Company recognizes deferred tax assets for unused tax losses and other credits and regularly reviews them for recoverability, based on its judgment regarding the probability of the timing and level of future taxable income, the expected timing of the reversals of existing taxable temporary differences and future tax planning strategies, see Note 24.

2.3.1.5 Tax, labor and legal contingencies and provisions

The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 25. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies and accrues a provision and/or discloses the relevant circumstances, as appropriate. If the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a provision for the estimated loss. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.

2.3.1.6 Valuation of financial instruments

The Company measures all derivative financial instruments at fair value.

The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 20.

2.3.1.7 Business combinations

Businesses combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company to, and liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree, and the equity interests issued by the Company in exchange for control of the acquiree.

At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except that:

•

Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes and IAS 19, Employee Benefits, respectively;

•

Liabilities or equity instruments related to share-based compensation arrangements of the acquiree or share-based compensation arrangements of the Company entered into to replace share-based compensation arrangements of the acquiree are measured in accordance with IFRS 2, Share-based Payment at the acquisition date, see Note 3.27;

•

Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations are measured in accordance with that standard; and

•	Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnifiable liability subject to any contractual limitations.

For each acquisition, management’s judgment must be exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGU’s cash flows, in the computation of weighted average cost of capital (“WACC”) and estimation of inflation during the identification of intangible assets with indefinite live, mainly, goodwill, distribution and trademark rights.

2.3.1.8 Equity accounted investees

If the Company holds, directly or indirectly, 20 per cent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 per cent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be clearly demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 per cent-owned corporate investee requires a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances which may indicate that the Company is in a position to exercise significant influence over a less than 20 per cent-owned corporate investee:

•	Representation on the board of directors or equivalent governing body of the investee;

•	Participation in policy-making processes, including participation in decisions about dividends or other distributions;

•	Material transactions between the Company and the investee;

•	Interchange of managerial personnel; or

•	Provision of essential technical information.

Management also considers the existence and effect of potential voting rights that are currently exercisable or currently convertible when assessing whether the Company has significant influence.

In addition, the Company evaluates certain indicators that provide evidence of significant influence, such as:

•	Whether the extent of the Company’s ownership is significant relative to other shareholders (i.e., a lack of concentration of other shareholders);

•	Whether the Company’s significant shareholders, fellow subsidiaries, or officers hold additional investment in the investee; and

•	Whether the Company is a part of significant investee committees, such as the executive committee or the finance committee.

An arrangement can be a joint arrangement even though not all of its parties have joint control of the arrangement. When the Company is a party to an arrangement it shall assess whether the contractual arrangement gives all the parties, or a group of the parties, control of the arrangement collectively; joint control exists only when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Management needs to apply judgment when assessing whether all the parties, or a group of the parties, have joint control of an arrangement. When assessing joint control, management considers the following facts and circumstances such as:

a)	Whether all the parties or a group of the parties, control the arrangement, considering definition of joint control, as described in Note 3.14; and

b)	Whether decisions about the relevant activities require the unanimous consent of all the parties, or of a group of the parties.

As mentioned in Note 4, until January 2017, Coca-Cola FEMSA accounted for its 51% investment in Coca-Cola FEMSA Philippines, Inc. (CCFPI) as a joint venture, this was based on the facts that Coca-Cola FEMSA and TCCC: (i) make all operating decisions jointly during the initial four-year period and (ii) potential voting rights to acquire the remaining 49% of CCFPI were not probable to be exercised in the foreseeable future and the fact that the call option remains “out of the money” as of December 31, 2017. In January 2017, the arrangement between Coca-Cola FEMSA and TCCC for joint control of CCFPI expired; therefore, Coca-Cola FEMSA started to consolidate the operations of CCFPI effective February 2017. On August 16, 2018, Coca-Cola FEMSA announced the exercise of the put option to sell its 51% stake in CCFPI back to TCCC. Therefore, its operations for the years ended December 31, 2018 and 2017 were reclassified as discontinued operations in the consolidated income statements.

2.3.1.9 Venezuela exchange rates and deconsolidation

As is further explained in Note 3.3 below, as of December 31, 2017, the exchange rates used to translate the financial statements of the Company’s’ Venezuelan subsidiary for reporting purposes into the consolidated financial statements was 22,793 bolivars per U.S. dollar.

As is also explained in Note 3.3 below, effective December 31, 2017, the Company deconsolidated its Coca-Cola FEMSA subsidiary’s operations in Venezuela due to the political and economic environment in that country and began accounting for its investments under the fair value method. Consequently, beginning January 1, 2018, all changes in the fair value of the investment, including foreign currency translation differences will be recognized for Venezuela’s operations in “Other comprehensive income, net of tax.”

2.4 Application of recently issued accounting standards

The Company has applied the following amendments to IFRS during 2018:

2.4.1 IFRS 15 Revenue from contracts with customers

The Company adopted IFRS 15 Revenue from contracts with customers for its consolidated financial statements as of the effective date January 1, 2018.

IFRS 15 establishes a 5-step model approach to which the entity recognizes revenue to depict the transfer of control of promise goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. According to the standard, a performance obligation may be satisted over time (which better reflects the pattern of the which the Company fulfills its performance obligations for the exchange of those goods and services) or at a point in time that the control of good and services are totally transferred to the customers.

For the transition, the Company applied the modified retrospective method by determining the cumulative effect as of the date of the standard adoption on the consolidated financial information for the years ended December 31, 2017 and prior periods. In this manner, the prior periods financial statements were not restated, concluding the impacts of adoption are immaterial to the consolidated financial statements.

In contrast to the previous issued standard, IFRS 15 describes the accounting treatment for variable considerations that may result from incentives given to customers (rebates and promotional allowances) which are included (estimated) in the transaction price to the extent that is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Sale of goods

It includes the sales of goods by all the subsidiaries of the Company in which the revenue is recognized in the point of time those products were sold to the customers. Applying IFRS 15 did not result in a significant change in the revenues recognition pattern for the sale of goods because the performance obligation of all the activities of the Company were satisfied at the moment that the product is sold and the Company becomes entitled to the consideration promised in the arrangement; that is the control of the products are transfers in a point of time.

Rendering of services

It includes the revenues of distribution services, maintenance services and packing of raw materials that the Company recognizes as revenues when performance obligation is satisfied, which generally occurs over time since the related benefits are consumed by the customers as control is transferred and the arrangements cover a short period of time.

Financial products

It includes interest generated for the purpose to obtain yields generated from related financial assets which includes accounts receivables recorded when the following conditions are accomplished:

•	The amount of the financial products can be measured reliably; and

•

Is probable that the economic benefits outflow to the Company; for all the financial instruments that are measured at amortized cost. Therefore, there is no change in the recognition of revenues from financial products of related financial assets, which mainly are trade receivables; because the adoption of IFRS 9 Financial Instruments: Classification and measurement does not impact the assignment of those financial assets in the different business models establishes by the standard and including the measurement of those related financial assets measured at its amortized cost and applying the effective interest rate, which is the rate that exactly discounts the collections of cash flows to the expected life of the related financial asset.

The adoption of IFRS 15 does not have any impact on the Company, however it modifies its accounting policies with the purpose to align those to the new 5-step model established by IFRS 15. Those changes did not result in additional impacts for the revenue recognition in contrast to the previous standard. See Notes 3.25 and 27.

2.4.2 IFRS 9 Financial Instruments

Classification and measurement of financial assets and liabilities, and hedge accounting

The Company adopted IFRS 9 Financial Instruments issued in July 2014 at the adoption date of January 1, 2018. The requirements under IFRS 9 supersede entirely those of IAS 39 Financial Instruments: Classification and Measurement. The nature and key effects of the changes within the accounting policies of the Company as a result of the adoption of IFRS 9 are summarized below.

The classification of financial assets under IFRS 9 is based on the business model over which the financial asset is managed and also the characteristics of the contractual cash flows. IFRS 9 contains three classification categories for financial assets: measured at amortized cost, fair value with changes in other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVTPL”). IFRS 9 also allows equity instruments in non-listed companies to be designed as FVOCI, if they are intended to be held for the foreseeable future. The standard eliminates the categories of IAS 39: investments held to maturity, loans and accounts receivable and available for sale. According to IFRS 9, the embedded derivatives in contracts where the host contract is a financial asset under the scope of the standard will never be separated. In contrast, the hybrid financial instrument is evaluated as a whole for the evaluation of its classification. The adoption of IFRS 9 has not had a significant effect on the accounting policies of the Company in terms of classification and measurement of financial assets and related profit or loss accounts.

The Company chose to adopt the new hedge accounting model under IFRS 9. This implies that the Company confirms that hedge accounting relationships are aligned with its risk management, objectives and strategy and to apply a more qualitative and prospective approach to evaluate the effectiveness of hedges.

For an explanation of how the Company applies hedge accounting under IFRS 9, see Note 20.

Activities carried out in the adoption

The Company conducted a qualitative and quantitative evaluation for the adoption of IFRS 9. The activities carried out are the following:

•	The determination of the business model within which the financial assets are held.

•	Review and documentation of the business models for managing financial assets, accounting policies, processes and internal controls related to financial instruments.

•	Update of documentation of the hedging relationships, as well as the policies for hedge accounting, and internal controls.

•

All hedge relationships designated in accordance with the criteria of IAS 39 as of December 31, 2017 fulfilled the criteria and requirements to be designated as accounting hedges in accordance with IFRS 9 as of January 1, 2018 and, therefore, it was considered that they continue to be hedging relationships.

For classification, measurement and accounting for hedges, no significant changes were determined, except those related to the documentation of the adoption of the standard, which include the tests of holding for Solely Payments of Principal and Interest (“SPPI”), and the update of the hedge files. Therefore, no significant adjustments from the adoption of IFRS 9 were recognized in the consolidated financial statements of the entity in relation to the classification, measurement and accounting for hedges.

Impairment of financial assets

IFRS 9 replaces the loss incurred model in IAS 39 with an expected credit loss model. The new impairment model is applicable to financial assets measured at amortized cost and debt investments measured at FVOCI and other contractual assets. Under IFRS 9, the provision for impairment loss is recognized earlier than under IAS 39.

An analysis was carried out to determine the impact of the new expected credit loss model of financial assets to calculate the provisions that should be registered. As of January 1, 2018, the effect of adopting the standard within the retained earnings was Ps. 379, equivalent to 1% of the total portfolio maintained at the adoption date. The impact for the provisions of the financial assets under the new standard is not significant because most of the accounts receivable are characterized by recovering in the short term, which results in estimates of expected credit loss that approximates the previous provisions for doubtful accounts under IAS 39.

2.4.3 Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The IASB issued amendments to IFRS 2 Share-based Payments that address three main areas: (i) the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; (ii) the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and (iii) accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled. On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The Company’s accounting policy for cash-settled share-based payments is consistent with the approach clarified in the amendments. In addition, the Company has no cash-settled share-based payment transaction with net settlement features for withholding tax obligations and had not made any modifications to the terms and conditions of its share-based payment transaction. Therefore, these amendments do not have any impact on the Company’s consolidated financial statements.

2.4.4 Other adjustments

In addition to the adjustments described above, upon adoption of IFRS 9, other items of the primary financial statements such as deferred taxes, investment in an associate and a joint venture (arising from the financial instruments held by these entities), income tax expense, non-controlling interests and retained earnings were adjusted as necessary.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Considerations

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the de-recognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetaryasset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the date of the transactions for each payment or receipt of advance consideration. This Interpretation does not have any impact on FEMSA’s consolidated financial statements.